Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0001500233
Registrant Name	Ironwood Institutional Multi-Strategy Fund LLC
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A